Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2020 USD ($)
Property and equipment, net
Property plant and equipment, gross	¥ 1,307,571		¥ 1,093,485			$ 190,959
Less: accumulated depreciation	(741,074)		(539,076)			(108,227)
Construction in progress	14,751		13,578			2,155
Property and equipment, net	581,248		567,987			84,887
Depreciation expenses	209,663	$ 30,619	152,801	¥ 112,294
Impairment of long-lived assets other than goodwill	0		0	¥ 0	¥ 0
Furniture
Property and equipment, net
Property plant and equipment, gross	57,051		60,071			8,332
Electronic equipment
Property and equipment, net
Property plant and equipment, gross	225,749		184,265			32,969
Vehicles
Property and equipment, net
Property plant and equipment, gross	3,889		3,828			568
Leasehold improvements
Property and equipment, net
Property plant and equipment, gross	976,106		800,545			142,551
Buildings
Property and equipment, net
Property plant and equipment, gross	¥ 44,776		¥ 44,776			$ 6,539